Commitments and Contingencies (Details Narrative)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Commitments And Contingencies Details Narrative Abstract
Description of commitments and contingencies	The Company does not have a concentration of revenues from any individual customer (less than 10%).	The Company does not have a concentration of revenues from any individual customer (less than 10%).